Short-term Loans and Long-term Loans - Short-Term Loans Outstanding (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Short-term Loans and Long-term Loans
Property, plant, and equipment, Land-use right	¥ 65,000	$ 10,200	¥ 65,000	¥ 65,000
Guarantee company	0	0	0	0
Loans outstanding	¥ 65,000	$ 10,200	¥ 65,000	¥ 65,000